Stockholders' equity - Summary of Changes in Accumulated Other Comprehensive Income by Item Explanatory (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	¥ (614,570)
Ending Balance	(376,063)	¥ (614,570)
Changes in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(9,152)	27,412	¥ 139,622
Other comprehensive income attributable to Sony Group Corporation's stockholders	(53,814)	(36,862)	(106,426)
Transfer to retained earnings	(12,326)	298	(5,784)
Ending Balance	(75,292)	(9,152)	27,412
Changes in equity instruments measured at fair value through other comprehensive income [member] | Previously stated [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		27,412
Ending Balance			27,412
Changes in equity instruments measured at fair value through other comprehensive income [member] | Restated [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		27,412
Ending Balance			27,412
Changes in debt instruments measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	39,845	847,833	1,264,737
Other comprehensive income attributable to Sony Group Corporation's stockholders	(704,636)	(819,192)	(416,904)
Ending Balance	(664,791)	39,845	847,833
Changes in debt instruments measured at fair value through other comprehensive income [member] | Cumulative effects of the application of new accounting standards [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		11,204
Ending Balance			11,204
Changes in debt instruments measured at fair value through other comprehensive income [member] | Previously stated [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		847,833
Ending Balance			847,833
Changes in debt instruments measured at fair value through other comprehensive income [member] | Restated [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		859,037
Ending Balance			859,037
Cash flow hedges [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	18,413	6,034	1,299
Other comprehensive income attributable to Sony Group Corporation's stockholders	1,352	12,379	4,735
Ending Balance	19,765	18,413	6,034
Cash flow hedges [member] | Previously stated [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		6,034
Ending Balance			6,034
Cash flow hedges [member] | Restated [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		6,034
Ending Balance			6,034
Remeasurement of defined benefit pension plans [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income attributable to Sony Group Corporation's stockholders	25,875	18,891	33,641
Transfer to retained earnings	(25,875)	(18,891)	(33,641)
Exchange differences on translating foreign operations [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	513,203	337,678	113,901
Other comprehensive income attributable to Sony Group Corporation's stockholders	439,490	175,525	223,777
Ending Balance	952,693	513,203	337,678
Exchange differences on translating foreign operations [member] | Previously stated [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		337,678
Ending Balance			337,678
Exchange differences on translating foreign operations [member] | Restated [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		337,678
Ending Balance			337,678
Insurance finance income (expenses) [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(1,183,634)	511	(88)
Other comprehensive income attributable to Sony Group Corporation's stockholders	563,396	727,716	599
Ending Balance	(620,238)	(1,183,634)	511
Insurance finance income (expenses) [member] | Cumulative effects of the application of new accounting standards [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		(1,911,861)
Ending Balance			(1,911,861)
Insurance finance income (expenses) [member] | Previously stated [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		511
Ending Balance			511
Insurance finance income (expenses) [member] | Restated [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		(1,911,350)
Ending Balance			(1,911,350)
Share of other comprehensive income of investments accounted for using the equity method [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	6,563	2,864	786
Other comprehensive income attributable to Sony Group Corporation's stockholders	5,348	3,699	2,078
Transfer to retained earnings	(20)
Ending Balance	11,891	6,563	2,864
Share of other comprehensive income of investments accounted for using the equity method [member] | Previously stated [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		2,864
Ending Balance			2,864
Share of other comprehensive income of investments accounted for using the equity method [member] | Restated [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		2,864
Ending Balance			2,864
Other [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	192
Other comprehensive income attributable to Sony Group Corporation's stockholders	(283)	(144)
Ending Balance	(91)	192
Other [member] | Cumulative effects of the application of new accounting standards [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		336
Ending Balance			336
Other [member] | Restated [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		336
Ending Balance			336
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(614,570)	1,222,332	1,520,257
Other comprehensive income attributable to Sony Group Corporation's stockholders	276,728	82,012	(258,500)
Transfer to retained earnings	(38,221)	(18,593)	(39,425)
Ending Balance	¥ (376,063)	(614,570)	1,222,332
Accumulated other comprehensive income [member] | Cumulative effects of the application of new accounting standards [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		(1,900,321)
Ending Balance			(1,900,321)
Accumulated other comprehensive income [member] | Previously stated [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		1,222,332
Ending Balance			1,222,332
Accumulated other comprehensive income [member] | Restated [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance		¥ (677,989)
Ending Balance			¥ (677,989)